Pension and other employee benefit plans (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Net Benefit Costs

Net periodic benefit cost of the severance indemnities and pension plans for the fiscal years ended March 31, 2009, 2010 and 2011 includes the following components:

	2009	2010	2011
	(in millions of yen)
Service cost-benefits earned during the fiscal year	23,668	27,342	27,761
Interest costs on projected benefit obligation	25,192	25,062	25,182
Expected return on plan assets	(52,273)	(15,120)	(40,209)
Amortization of prior service benefit	(375)	(318)	(319)
Amortization of net actuarial loss (gain)	6,297	36,483	15,532
Special termination benefits	7,440	4,387	4,222
Loss on settlement	1,791	—	—
Gain on curtailment	(748)	—	—

Net periodic benefit cost	10,992	77,836	32,169

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) before-tax for the fiscal years ended March 31, 2010 and 2011 were summarized as follows:

	2010	2011
	(in millions of yen)
Net actuarial gain (loss)	196,508	(130,169)
Amortization of net actuarial loss (gain)	36,483	15,532
Amortization of prior service benefit	(318)	(319)

Total recognized in other comprehensive income (loss) before-tax	232,673	(114,956)

Schedule of Assumptions Used

Weighted-average assumptions used to determine benefit obligations and net periodic benefit cost are as follows:

	2009	2010	2011
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Discount rates	1.93%	1.93%	1.83%
Rates of increase in future compensation level	1.93-6.27%	2.13-6.12%	2.28-6.15%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Discount rates	1.99%	1.93%	1.93%
Rates of increase in future compensation level	1.61-5.62%	1.93-6.27%	2.13-6.12%
Expected rates of return on plan assets	3.92%	1.49%	3.10%

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets

The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2010 and 2011 for the plans of MHFG and its subsidiaries:

	2010	2011
	(in millions of yen)
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	1,256,538	1,306,349
Service cost	27,342	27,761
Interest cost	25,062	25,182
Plan participants’ contributions	1,200	1,196
Business combination (1)	45,586	—
Actuarial loss (gain)	13,494	33,171
Foreign currency exchange rate changes	(19)	(1,112)
Benefits paid	(45,442)	(46,461)
Lump-sum payments	(17,412)	(17,770)

Benefit obligation at end of fiscal year (2)	1,306,349	1,328,316

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,005,422	1,276,783
Actual return (negative return) on plan assets	225,154	(56,880)
Foreign currency exchange rate changes	(58)	(829)
Business combination (1)	35,216	—
Employer contributions	55,291	52,249
Plan participants’ contributions	1,200	1,196
Benefits paid	(45,442)	(46,461)

Fair value of plan assets at end of fiscal year	1,276,783	1,226,058

Funded status	(29,566)	(102,258)

Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost	182	134
Accrued pension liability	(29,748)	(102,392)

Net amount recognized	(29,566)	(102,258)

Amounts recognized in Accumulated other comprehensive income (loss) before-tax consist of:
Prior service benefit	2,298	1,979
Net actuarial gain (loss)	(293,337)	(407,974)

Net amount recognized	(291,039)	(405,995)

Notes:

(1)	Business combination represents the effect of merger of MHSC and Shinko.
(2)	The aggregated accumulated benefit obligations of these plans were ¥1,280,344 million and ¥1,301,798 million, respectively, as of March 31, 2010 and 2011. The defined benefit plans generally employ a multi-variable and non-linear formula based upon compensation at the time of severance, rank and years of service. Employees with service in excess of one year are qualified to receive lump-sum severance indemnities.

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

The following table shows the projected benefit obligations and the fair value of plan assets for the plans of MHFG and its subsidiaries with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2010 and 2011:

	2010	2011
	(in millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	1,303,701	1,327,682
Fair value of plan assets	1,273,953	1,225,290
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	82,742	1,301,163
Fair value of plan assets	59,194	1,225,290

Note:	The plans with projected benefit obligations in excess of plan assets include those with accumulated benefit obligations in excess of plan assets.

Schedule of Expected Benefit Payments

The following table presents forecasted benefit payments including the effect of expected future service for the fiscal years indicated:

(in millions of yen)
Fiscal year ending March 31:
2012	62,219
2013	64,229
2014	66,626
2015	68,668
2016	70,764
2017-2021	359,932

Fair Value, Inputs
Schedule of Allocation of Plan Assets

The following table presents the fair value of plan assets of MHFG and its subsidiaries at March 31, 2010 and 2011, by asset class. For the detailed information on fair value measurements, including descriptions of Level 1, 2 and 3 of the fair value hierarchy and the valuation methodologies, see Note 29 “Fair value”.

	2010						2011
	Level 1		Level 2		Level 3	Total	Level 1		Level 2		Level 3	Total
	(in billions of yen)
Japanese equity securities:
Common stocks (1)	606		—		—	606	533		—		—	533
Pooled funds (2)	—		65		—	65	—		67		—	67
Japanese debt securities:
Government bonds	117		—		—	117	161		—		—	161
Pooled funds (2)	—		37		—	37	—		40		—	40
Other	—		28		—	28	—		8		—	8
Foreign equity securities:
Common stocks	48		—		—	48	46		—		—	46
Pooled funds (2)	—		83		—	83	—		71		—	71
Foreign debt securities:
Government bonds	74		6		—	80	60		5		—	65
Pooled funds (2)	—		54		—	54	—		48		—	48
Other	—		17		—	17	—		13		—	13
General account of life insurance companies (3)	—		102		—	102	—		105		—	105
Hedge funds	—		—		1	1	—		—		1	1
Other	45	(4)	(6	) (5)	—	39	70	(4)	(2	) (5)	—	68

Total assets at fair value	890		386		1	1,277	870		355		1	1,226

Notes:

(1)	This class includes equity securities held in the employee retirement benefit trusts of ¥575 billion and ¥504 billion at March 31, 2010 and 2011, respectively, which are well-diversified across industries.
(2)	These classes primarily include pension investment fund trusts. Investments in these classes are generally measured at their net asset values per share and can be redeemable within short-term period upon request.
(3)	Investments in this class are measured at conversion value.
(4)	Amounts primarily include cash and short-term assets carried at fair value.
(5)	Amounts primarily include foreign exchange contracts carried at fair value.

Target Allocation
Schedule of Allocation of Plan Assets

MHFG and certain subsidiaries’ target allocation for the plan assets excluding those of the employee retirement benefit trusts at March 31, 2011 is as follows:

Asset category	Asset ratio
Japanese equity securities	16.00%
Japanese debt securities	34.00%
Foreign equity securities	16.00%
Foreign debt securities	20.00%
General account of life insurance companies	14.00%

Total	100.00%

Note:	General account of life insurance companies is a contract with life insurance companies which guarantees payments of principal and predetermined interest rate.